Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 206,911	$ 217,352
Short-term investments		67,756	67,891
Accounts receivable, net		32,517	21,198
Prepaid expenses, and other assets		8,570	6,441
Total current assets		315,754	312,882
Property and equipment, net		444	436
Operating lease right-of-use assets, net		7,130	3,858
Intangible assets, net		51,571	35,051
Goodwill		396,704	379,072
Deferred tax asset		28,934	59,290
Other non-current assets		2,807	1,463
Total assets		803,344	792,052
Current liabilities:
Accounts payable and accrued expenses	[1]	13,293	13,830
Short-term operating lease liabilities	[2]	3,157	3,050
Income taxes payable		112	0
Contract liabilities		2,520	2,426
Loss Contingency		0	95,250
Current portion of borrowing with related party	[3]	38,778	0
Other current liabilities	[4]	10,645	1,926
Total current liabilities		68,505	116,482
Long-term borrowings with related party	[5]	0	39,454
Long-term operating lease liabilities	[6]	4,420	1,625
Deferred tax liabilities, net		848	0
Loss Contingency		0	0
Other non-current liabilities	[7]	1,681	8,265
Total liabilities		75,454	165,826
Shareholders' equity
Common stock, KRW 10,000 par value - 200,000,000 Shares authorized; 2,477,672 issued and outstanding		21,198	21,198
Additional paid-in-capital		359,280	359,280
Accumulated other comprehensive income		19,982	19,360
Retained earnings		327,273	226,388
Total shareholders' equity attributable to shareowners of DDI Co. Ltd.		727,733	626,226
Equity attributable to noncontrolling interests		157	0
Total equity		727,890	626,226
Total liabilities and shareholders' equity		$ 803,344	$ 792,052

[1]	Includes related party royalty and other payables of $1,618 and $315 at December 31, 2023 and 2022, respectively (see Note 13).
[2]	Includes related party operating lease liability of $1,298 and $1,066 at December 31, 2023 and 2022, respectively (see Note 13).
[3]	Includes related party notes payable of $38,778 and $0 at December 31, 2023 and 2022, respectively (see Note 13).
[4]	Includes related party interest payable of $9,501 and $0 at December 31, 2023 and 2022, respectively (see Note 13).
[5]	Includes related party notes payable of $0 and $39,454 at December 31, 2023 and 2022, respectively (see Note 13).
[6]	Includes related party operating lease liability of $4,414 and $0 at December 31, 2023 and 2022, respectively (see Note 13).
[7]	Includes related party interest payable of $0 and $7,852 at December 31, 2023 and 2022, respectively (see Note 13).